Commitments and contingencies - Right-of-use lease asset balances - Additional (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments and contingencies
Interest expense related to lease liabilities	$ 36,713	$ 21,099
Depreciation expense on right-of-use assets	34,237	22,553
Depreciation on right of use assets included in cost of goods sold	16,786	6,644
Cash outflow for leases	$ 52,775	$ 26,762